UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       40
and
THE INVESTMENT COMPANY ACT OF 1940                                            28


The Valley Forge  Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr.  Wayne, PA  19087
(Address of Principal Executive Offices)

610-688-6839
(Registrants Telephone Number)

Bernard B. Klawans  1375 Anthony Wayne Dr  Wayne PA. 19087
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering ON 02/27/04
            pursuant to rule 485 pparagraph (b) POS



Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee

                    None being requested at this time.






















INVESTMENT ADVISER:

Valley Forge Nanagement Corporation
1375 Anthony Wayne Drive
Wayne PA 19087



INDEX:

RISK/RETURN SUMMARY
 Fund Investment Objectives/Goals ... 2
 Principal Investment Strategies .... 2
 Principal Investment Risks ......... 2
 Risk/Return Bar Chart & Table ...... 2
  Non-diversification Policy ........ 3
FEES & EXPENSES ..................... 3
OBJECTIVES, STRATEGIES & RISKS ...... 3           VALLEY FORGE FUND, INC.
 Investment Objectives .............. 3
 Principal Investment Strategies .... 3
 Risks .............................. 4
FUND PERFORMAMCE .................... 4                  Prospectus
MANAGEMENT .......................... 4              February 27, 2004
CAPITAL STOCK ....................... 5
SHAREHOLDER INFORMATION  ............ 5
PURCHASES & REDEMPTIONS  ............ 5
 Purchase of Shares ................. 5
 Redemption of Fund Shares .......... 6   Like all mutual funds, the Securities
DIVIDENDS & DISTRIBUTIONS ........... 6   & Exchange Commission has not approv-
TAX CONSEQUENCES .................... 6   ed or disaproved the security offered
DISTRIBUTION ARRANGEMENTS ........... 7   in this Prospectus and has not passed
FINANCIAL HIGHLIGHTS PAST 5 YEARS ... 7   upon the accuracy or adequacy of this
WHERE IS MORE INFORMATION ........... 8   Prospectus.   Any  representation  to
WHY READ THIS PROSPECTUS ............ 8   the contrary is a criminal offence.
































                              RISK/RETURN SUMMARY

                      Fund Investment Objectives/Goals
The Fund seeks to provide appreciation through investment in common stocks and securities convertible into common stocks.

                        Principal Investment Strategies
Security selections recommended by our Investment Advisor include companies that have shown a general upturn in earnings accompanied by dividend increases. The Advisor also recommends companies that either lead or are in the process of becoming leaders in their fields of endeavor. On occasion, companies will be recommended because research and discussions with management indicate that the stock price appears to be significantly undervalued.

                           Principal Investment Risks
Narrative Risk Disclosure: The Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to under perform other Funds with similar investment objectives.

Temporary Defensive Position: Because of the conservative intent of Fund manage-ment, the Fund may invest in large amounts of money market securities to defend capital during such times that periods of falling common stock prices are ex-pected. These investment decisions made by the Adviser to defend capital may reduce shareholder potential profits in extended periods of rising common stock prices. The Fund was 29% in money markets at the end of 2003.

Non-diversification Policy: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of se-curities. As a result, the Fund may be more susceptible to a single negative economitical or regulatory occurrence. The Fund seeks only enough diversi-fica-tion in its security selections to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

                       Risk/Return Bar Chart and Table
Bar Chart: Provides indications of the risk of investing in the Fund by giving its performance in each of the past 10 years where the highest return for a calendar quarter was 15.18% (quarter ended December 31, 2003) & the lowest return was -15.41% (quarter ended September 2002). Please keep in mind that the Fund's past performance does not indicate how it may perform in the future.


        Bar Chart of the Past Ten Year Performance of the Valley Forge Fund

  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
 + 5.89  +10.63  + 6.22  + 5.98  + 3.79  + 0.27  + 0.48  +18.57  - 7.89  +25.91


Risk/Return Table: The Table shows the Fund's average annual returns for one, five and ten years and the effect of federal income taxes on these returns. Tax figures for the Fund were calculated using the highest individual federal income tax bracket for every situation. Actual after tax returns may be lower then those shown since they depend on the investor's tax information but do not re-flect the impact of State & Local taxes. Please note that this tax information does not apply to tax deferred accounts such as IRA's because such accounts are subject to taxation only upon distribution.

                                               Average Annual Total Returns:
                                              Periods Ended December 31, 2003
                                             1 Year        5 Years     10 Years

       Valley Forge Fund Return
 Before Taxes                                25.91%          6.80%        7.00%
 After Taxes on Distributions                25.56           5.84         5.21
 After Taxes on Distributions & Share Sale   15.81           4.56         3.75



       S & P 500 Index
 Return Before Fees, Expenses or Taxes       26.38          -0.13        12.32

Non-diversification Policy: The Fund is non-diversified which means that it may invest a relatively high persentage pf its assets in a limited number of securi-ties. As a result, the Fund may be more susceptable to a single negative eco-nomic, political or regulatory occurrence. The Fund seeks only enough diversi-fication in its security selections to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


                                   FEES AND EXPENSE

The following table describes fees and expenses that you may pay if you buy and hold Fund shares.

    Shareholder Fees (fees paid directly from your investment):
        Maximum Sales Charge (Load) Imposed on Purchases:           None
        Maximum Deferred Sales Charge (Load):                       None
        Maximum Sales Charge (Load) on Reinvested Dividends:        None
        Redemption Fee:                                             None
        Exchange Fee:                                               None

    Annual Fund Operating Expenses (expenses deducted from Fund assets):
        Management Fees:                                            1.00%
        Distribution (and/or Service) (12b-1) Fees:                 none
        Other Expenses:                                             0.32%
            Total Annual Fund Operating Expenses:                   1.32%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then re-deem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating ex-penses remain the same.. Although your actual costs may be lower, based on these assumptions your costs would be:

                1 year          3 years         5 years      10 years
                $  135          $  422          $  728        $1,603


                       OBJECTIVES, STRATEGIES, AND RISKS

                              Investment Objectives
The Fund seeks to provide capital appreciation through investment in common stocks and securities convertible into common stocks. Purchases of issues list-ed primarily on the New York Stock exchange will be recommended by the Adviser whenever he believes that a period of rising common stocks is expected soon. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

                         Principal Investment Strategies
Security Selection Criteria: As stated in the section Principal Investment Stra-tegies on page 2, security selection ecommended by our Investment Advisor in-clude companies that have shown a general upturn in earnings accompanied by com-mensurate dividend increases. The Adviser also recommends companies that either lead or are in the process of becoming leaders in their fields of endeavor. On occasion, companies are recommended because research and discussions with man-agement indicate that the stock price appears to be significantly undervalued.

Portfolio Turnover Policy: In volaile markets, the Fund may engage in short-term trading (selling securities within a year of purchase) in response to rapidly changing market and particular security conditions. This would affect the taxes the shareholders would have to pay in that the profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains. Turn-over of the Fund's portfolio of securities was 16% in 2003 43% in 2002 and 75% in 2001.

                                    Risks
As said under Narrative Risk Disclosure on page 2, the Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor se-curity selection will cause the Fund to under perform other Funds with similar investment objectives

Who may invest: Investors seeking a fund that desires modest fluctuations under all market conditions and are willing to accept under performance on the upside in times of extraordinary market moves to achieve the desired preservation of capital by going to large short-term cash positions.

Who should not invest: Investors desiring high risk increases in net asset value and are willing to accept significant fluctuations in share prices.


                             FUND PERFORMANCE

We intend to continue the slightly more aggressive approach we used in the years 2003 and 2002 plus continued purchase of low multiple value securities.


                                MANAGEMENT

Investment Adviser: The Valley Forge Management Corp. (VFMC) is a Pennsylvania corporation located at 1375 Anthony Wayne Drive, Wayne PA. that has acted as the
Investment Adviser of the Fund since its inception in 1971.   Mr. Bernard B.
Klawans, the President and Portfolio Manager of the Fund, is VFMC's founder, owner, officer and director. Although he manages the day to day operations of the Fund, his only remuneration comes from receipt of the management fee earned by VFMC for investment advice.

On July 19, 1978, Fund shareholders approved a management and advisory contract with VFMC that was unanimously renewed by the Directors August 19, 2003. This Agreement will continue on a year-to-year basis provided that approval is voted at least annually by the Fund's Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the In-vestment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: VFMC will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The Agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to VFMC. In the event of its assignment, the Agreement will terminate automatically. The Fund's officers and directors are empowered at any time to reject or cancel VFMC's advice. For these services the Fund has agreed to pay to VFMC a monthly fee equal to one-twelfth of 1% per month of the daily average net assets of the Fund during the month. VMFC would forgo sufficient fees to hold total expenses of the Fund to less than 1.5% of its total assets. All fees and expense of Fund incurred in 2003 were 1.32% of its averaged assets for the year.

Expense Sharing: VFMC will pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor. VFMC will also act as the Fund's shareholder transfer agent and provide clerical services upon request, both on a pro-bono basis. Its only remuneration is the management feed paid for investment advice. The Fund pays all other expenses such as ex-penses of directors not affiliated with the Advisor; legal, transfer agent and accounting fees; brokerage commissions; interest; taxes and the expense of operating its offices. VFMC has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of pur-chase reneges. It received $79,515 in management fees in 2003, $75,170 in 2002 and $66,564 in 2001.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


                                 CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no convers-ion or pre-emptive rights applicable to any shares of the Fund. All shares is-sued are fully paid and non-assessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative. Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares cannot elect any person as a director.


                        SHAREHOLDER  INFORMATION

                         Pricing of Fund Shares
When & How We Price: The net asset value of the Fund's shares is determined as of the close of each business day the New York Stock Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Presidents Day, Good Friday, July 4th, Memorial Day, Labor Day, Thanksgiving, Christmas and New Years. Prices are determined by dividing the value of its securities plus cash & other assets less liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations maturing in less than 61 days) is valued at fair market value as determined in good faith by the Board of Directors.

                            PURCHASES & REDEMPTIONS

                            Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund Shares". The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applica-tions when, in the judgement of management such termination or rejection is in the best interest of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. The minimum purchase of shares is $1,000 that is due and payable three business days after the purchase date. Less may be ac-cepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

                           Redemption of Fund Shares
Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder that tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates had been issued. In either case, proper endorsements guaranteed either by a nation-al bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption Payment: Payment of the Fund will ordinarily be made within three business days after tender. The Fund may supend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Com-mission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practical. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


                        DIVIDENDS & DISTRIBUTIONS

Re-Investments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


                            TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and real-ized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, and no more than 50% of th Funds assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of any net long-term capital gains realized by the Fund in 2004 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. Income realized by the Fund, including short-term capital gains and interest earned, will be taxable to the shareholder as ordinary income. Income from qualified corporate diidends will be taxed at the qualified dividend rate. Div-idends from net income will be made annually. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Federal Withholding: The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends, capital gains, distrbutions and redemptions) paid to shareholders who have not complied with IRS regula-tions. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identi-fication Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


                        DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.


                    FINANCIAL HIGHLIGHS PAST FIVE YEARS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, Certain information re-flects financial results for a single Fund share. The total returns in the ta-ble represent the rate that an investor would have earned (or lost) on an in-vestment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, Certified Public Ac-countants, whose report, along with the Fund's financial statements, are includ-ed in the Statement of Additional Information, that is available upon request.

                                               For the Year Ended December 31
                                           2003    2002    2001    2000    1999
PER SHARE DATA:
 Net Asset Value, Beginning of Year      $ 7.18  $ 7.98  $ 7.00  $ 7.83  $ 8.32

 Income from Investment Operations:
 Net investment Income                     0.14    0.15    0.31    0.36    0.29
 Net security realized & unrealized gains  1.72   (0.78)   0.99   (0.32)  (0.27)
                                        ________________________________________
  Total from Investment Operations         1.86   (0.63)   1.30    0.04    0.02

  Less Distributions                      <0.15>  (0.17)  (0.32)  (0.87)  (0.51)

  Net Asset Value, End of Year           $ 8.89  $ 7.18  $ 7.98  $ 7.00  $ 7.83

Total Return                              25.91%  (7.89)% 18.57%   0.48%   0.27%

                                               For the Year Ended December 31
                                           2003    2002    2001    2000    1999
RATIOS TO AVERAGE NET ASSETS:
Expenses                                   1.32%   1.24%   1.26%   1.40%   1.20%
Net investment income                      1.31%   2.30%   3.90%   4.30%   3.00%

SUPPLEMENTAL DATA:
Net assets, end of year in thousands     $ 9,523 $ 7,334 $ 7,182 $ 6,234 $ 7,286
Portfolio turnover rate                   16.27%  43.10%  75.45%  59.90%  71.10%


                       WHERE TO GO FOR MORE INFORMATION


You will find more information about the Valley Forge Fund, Inc. in the follow-ing documents:

Statement of Additional Information (SAI) - The Statement of Additional Infor-mation contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the per-iod presented. In addition, market conditions and Fund strategies that affected the Fund's performance are discussed.




      There are Two Ways to Get a Copy of One or More of These Documents:
1. Call or write for one, and a copy will be sent without charge.

                         Valley Forge Fund, Inc.
                          1375 Anthony Wayne Dr.
                            Wayne, PA  19087
                             1-800-548-1942

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Com-mission on their Internet site at http://www.sec.gov or at their Public Refer-ence Room in Washington, D.C. Call the Securities and Exchange Commission at
1-800-SEC-0330 for room hours and operation.   You may also obtain Fund infor-
mation by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the E-Mail address publicinfo@sec.gov

           Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.


                     WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language. The Pro-spectus is designed to aid you in deciding whether this is one of the right in-vestments for you. We suggest that you keep it for future references.



              VALLEY FORGE FUND, INC. - SEC file number 811-2287

                           VALLEY FORGE FUND,  INC.
                           1375 Anthony Wayne Drive
                              Wayne, PA.   19087
                      610-688-6839           800-548-1942


                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                               February 27, 2003

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated February 27, 2003. To obtain the Prospectus, you may write the Fund or call either of the telephone numbers that are shown above.

                               TABLE OF CONTENTS
  FUND HISTORY ............................................................. 1
  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
    Cassification .......................................................... 1
    Investment Strategies and Risks ........................................ 1
    Fund Investment Restrictions ........................................... 1
    Temporary Defensive Position and Portfolio Turnover .................... 2
  MANAGEMENT OF THE FUND
    Board of Directors ..................................................... 2
    Management Information ................................................. 2
    Compensation and Sales Loads ........................................... 3
  CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    Control Persons ........................................................ 3
    Principal Holders ...................................................... 3
    Management Ownership ................................................... 3
  INVESTMENT ADVISORY AND OTHER SERVICES
    Investment Adviser ..................................................... 3
    Principal Underwriter................................................... 3
    Third Party Payments and Service Agreements ............................ 3
    Other Investment Advice ................................................ 3
    Dealer Reallowances and Other Services ................................. 3
  BROKERAGE ALLOWANCES AND OTHER PRACTICES
    Brokerage Transactions ................................................. 4
    Commissions ............................................................ 4
    Brokerage Selection .................................................... 4
  CAPITAL STOCK AND OTHER SECURITIES ....................................... 4
  PURCHASE, REDEMPTION, AND PRICING OF SHARES
    Purchase of Shares ..................................................... 4
    Fund Reorganizations ................................................... 4
    Offering Price and Redemption in Kind .................................. 4
  TAXATION OF THE FUND ..................................................... 4
  UNDERWRITERS OF THE FUND ................................................. 4
  CALCULATION OF PERFORMANCE DATA .......................................... 5
  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES ....... 5
  INDEPENDENT AUDITORS REPORT ..........................;................... 5
  SCHEDULE OF INVESTMENTS - DECEMBER 31,2003 ............................... 6
  STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2003 .................. 7
  STATEMENT OF OPERATIONS - YEAR ENDED DECEMBER 31, 2003 ................... 7
  STATEMENT OF CHANGES IN NET ASSETS - YEARS ENDED DEC. 31, 2003 & 2002 .... 8
  NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 ........................ 8
  FINANCIAL HIGHLIGHTS PAST 5 YEARS ........................................10
  BOARD OF DIRECTORS INFORMATION ...........................................11
    Interested Directors & Officers  .......................................11
    Independent Directors  .................................................11







                                    FUND HISTORY


VALLEY FORGE FUND, INC. (also referred to as the "Fund") was incorporated in Delaware on June 1, 1971. It became a Pennsylvania corporation via domestica-tion on August 11, 1988. The Fund's registered office is in Wayne, Pa.; mail may be addressed to Box 262, Valley Forge, Pa. 19481.


                   DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                  Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                          Investment Strategies and Risks
All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

                            Fund Investment Restrictions
Investment restrictions were selected to aid in maintaining the conservative nature of the Fund. These may not be changed except by the approval of a major-ity of the outstanding shares; i.e. a) 67% or more of the voting securities pre-sent at a duly called meeting, if the holders of more than 50% of the outstand-ing voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
a) Sell senior securities
b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the val-ue of its total assets.
c) Act as underwriter for securities of other issuers except insofar as the Fund Fund may be deemed an underwriter in selling its own portfolio securities.
d) Invest over 25% of its assets at the time of purchase in any one industry.
e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
f) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be con-sidered the making of a loan.
g) Sell securities short.
h) Invest in securities of other investment companies except as part of a mer-ger, consolidation, or purchase of assets approved by the Fund's sharehold-ers or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
i) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securi-ties of another issuer.
j) Invest in companies for the purpose of acquiring control.
k) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
l) Pledge, mortgage or hypothecate any of its assets.
m) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
n) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years con-tinuous operation, including the operations of any predecessor.

                                     - 1 -



                  Temporary Defensive Position & Portfolio Turnover
Why and how the Fund assumes defensive positions expectations of the amount and effect of portfolio turnover are discussed on page 2 of our Prospectus.


                           MANAGEMENT OF THE FUND

                             Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Invest-ment Adviser to provide investment advice (See Investment Adviser, pg 5 of the Prospectus). It meets six times a year to review Fund progress and status.

                            Management Information
Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:

 Name, Address     Position in  Term  of Office  Principal     #  of     Other
   and Age           the Fund    and Length of   Occupation    Funds     Funds
                                  Time Served    Past Five    Overseen  Where He
                                                    Years        by     Acts  as
                                                              Director  Director
Interested Officers and Directors
Bernard B. Klawans  President   Elected for One  President of     One     None
1375 Anthony Wayne     and       Year.  Served       The
Wayne PA            Director    Since Inception  Valley Forge
  82                             Mar. 15, 1971       Fund

William A. Texter   Secretary   Elected for One  Retired Mgr.     One     None
551 Red Coat Lane      and      Year.  Served    PECO Energy
Phoenixville PA      Director       Since        Philadelphia
  57                            Jan 30, 2001          PA

Sandra K. Texter    Treasurer   Elected for One  System Analyst   One     None
551 Red Coat Lane                Year.  Served   Lockeed Martin
Phoenixville PA                      Since       Defense Contractor
  53                             Jan 30. 2001    King of Prussia PA

Independent Directors
Victor J. Belanger  Director    Elected for One  Ret Chief Finan  One     None
PO Box 96                        Year.  Served   Off Linearizer Tech
Princeton Junction NJ                Since       Microwave Comm Eq
  61                             Aug. 18, 1980   Hamilton NJ


Dr. James P. King   Director    Elected for One  President        One     None
904 Breezewood La                Year.  Served   Desilube Tech Inc
Lansdale PA                     Since Inception  High Tem Lubricants
  71                             Mar. 15, 1971   Lansdale PA

Donald A. Peterson  Director    Elected for One  Prog Mgr         One     None
3741 Worthington Road            Year.  Served   DRS Technologies
Collegeville PA                      Since       Defense Contractor
  63                             Aug. 15, 1984   Wyndmoor PA

"Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because of his ownership of the Fund's Investment Adviser and William & Sandra Texter who are husband and wife because all officers of the Fund are considered to be so.
                                      - 2 -



                          Compensation and Sales Load
A total of $2,105 has been paid in 2003 to independent directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate officers of the Fund and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee. There are no sales loads whatsoever.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                 Control Persons
There are no companies or persons that control the Fund. The Fund is controll-ed by its Board of Directors and run by its officers chosen by the Board.

                                Principal Holders
Bernard B. Klawans, the president & director of the Fund, Portfolio Manager and owner of the Investment Adviser owns 12.32% of the Fund. Sandra K. Texter, the
Chief Financial Officer owns 6.30%   Both may be  reached at the Fund's address.

                              Management Ownership
All officers and directors own 23.99% of the outstanding shares of the Fund.


                    INVESTMENT ADVISORY AND OTHER SERVICES

                              Investment Adviser
The Valley Forge Management Corporation (the "Adviser") acts as the Investment Adviser to the Fund. It is responsible for conducting a continuous review of the portfolio to provide recomendations as to when and to what extent securities should be purchased or sold for monthly fees of one-twelth of one percent of the daily average net assets of the Fund during the month. The Adviser, upon re-quest, also acts as the Fund's shareholder transfer agent and provides Adviser personnel to perform clerical services, both on a pro bono basis.

                               Principal Underwriter
The Investment Adviser acts in the capacity of the Fund's Underwriter.

                     Third-Party Payments and Service Agreements
There are no third party payments of any kind or service agreements with any or-ganization or individual other than the Invesrtment Adviser as described in the previous paragraph.

                            Other Investment Advice
There are no individuals or organizations receiving remunertion from the Invest-ment Adviser or the Fund for providing investment advice except brokers that re-ceive competetive commissions on the purchase and sale of the Fund's securities.

                      Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensa-tion to underwriters or broker dealers, sales personnel or interest, carring or other finance charges. The Fund sends Prospectuses when it receives unsolicited requests and pays Delaware Charter and Gurantee Corp. to allow the Valley Forge Management Corporation to act in its name as trustee for Fund IRA shareholders

                     BROKERAGE  ALLOCATION AND OTHER PRACTICES

                              Brokerage Transactions
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the most favorable price.

                                   Commissions
The Fund has no other fixed policy, formula, method, or criteria it uses in al-locating brokerage business to firms furnishing materials and services. In its recently completed year, 2003 the Fund paid $6,401 in brokerage commissions. Brokerage comissions were $10,910 in 2002 and $15,806 in 2001. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                                Brokerage Selection
 The Fund will place all orders for purchase & sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of exe-cution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.



                      CAPITAL STOCK AND OTHER SECURITIES
Capital stock and other securities are discussed at length in our Prospectus un-der the Section Capital Stock on Page 5.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Purchase of Fund shares is discussed at length in the section entitled Purchase of Fund Shares on page 5 of our Prospectus

                            Fund Reorganizations
The Fund was incorporated in Delaware on June 1, 1971. Shareholders voted to become a Pennsylvania corporation via domestication on August 11, 1988. There have been no other reorganization efforts to date.

                   Offering Price and Redemption in Kind
The Fund always trades at net asset value. That means that the offering & re-demption prices are the same. Details about the offering price are given in the
section Pricing of Fund Shares on page 5 of our Prospectus.   Redemption in kind
is discussed in the section Redemption of Shares on page 5 of our Prospectus.


                            TAXATION OF THE FUND

Taxation is discussed in the section Tax Consequences on pg 6 of our Prospectus.


                          UNDERWRITERS OF THE FUND

The Investment Adviser is a registered transfer agent & handles all Fund share purchases and redemptions. The only expenses to the Fund for these services are
supplies and postage.   Stock certificates will not be issued unless specifi-
cally asked for.  All shareholder holdings are maintained in book form.

                       CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: The average ending redeemable values on December 31, 2003 of a hypothetical $1,000 investment made one year ago would have been $1,259, at 5 years ago it would have been $1,340 and at 10 years ago it would have been $1,700.


        DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORFOLIO SECURITIES

Fund management attempts to vote on proxies received from securities held in favor of the security shareholders. With this in mind, it generally votes against stock option plans, capital structure changes, preferred stock issuance, corporate restructurings, mergers and acquisitions, anti-takeover provisions. There are no voting agreements or arrangements with any other parties. Fund shareholders may determine how the Fund voted on any issue by calling 1-800-548-1942 or checking the Securities & Exchange web site given on the back page of our Prospectus.



                          INDEPENDENT AUDITOR'S REPORT
                Sanville & Company - Certified Public Accountants
              1514 Old York Road   Abington PA. 19001  215-884-8460

To the Shareholders & Board of Directors of the Valley Forge Fund

We have audited the accompanying statement of assets and liabilities of the Val-ley Forge Fund, Inc., ("the Fund") including the schedule of investments as of December 31, 2003, and the related statements of operations, for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial highlights for each of the two years ended December 31, 2000 and 1999 were audited by other auditors whose report dated January 16, 2001 expressed an unqualified opinion on this information.

We conducted our audits in accordance with auditing standards generally accept-ed in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes ex-amining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of The Valley Forge Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                               \s\ Sanville & Company
February 2, 2004                                  Certified Public Accountants

                             VALLEY FORGE FUND, INC.
                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003

COMMON STOCKS                 70.7%                  Shares               Value

 Conglomerates                 5.4%
  AOL Time Warner *                                  10,000          $   179.900
  General Electric Corp.                             10,000              309,800
                                                                     ___________
                                                                         489,790
 Manufacturing                17.8%
  Abitibi Consolidated (Canadian)                    50,000              406,000
  Cisco Systems *                                    10,000              242,300
  EMC Corporation *                                  15,000              193,800
  General Motors                                     10,000              533,900
  Newell Rubbernaid                                  10,000              227,700
                                                                     ___________
                                                                       1,603,700
 Metals                        9.2%
  Barrick Gold Corp (Canadian)                       20,000              454,200
  Coeur D'Alene Mines *                              13,000               75,140
  IMCO Recycling Inc. *                              30,000              296,700
                                                                     ___________
                                                                       $ 826,040
 Miscellaneous                12.0%
  Alexander & Baldwin Inc.                           10,000              337,500
  Arrow Electronics *                                10,000              231,500
  Duke Energy                                        10,000              204,500
  Hercules Incorporated *                            25,000              305,000
                                                                     ___________
                                                                       1,078,500
 Retailers                    16.6%
  Home Depot Incorporated                            10,000              354,500
  McDonalds Corp                                     10,000              248,300
  Pep Boys                                           20,000              457,400
  Supervalu Inc.                                     15,000              428,700
                                                                     ___________
                                                                       1,488,900
 Telecommunications            9.7%
  ADC Telecommunications *                           40,000              118,800
  AT&T Corp.                                          5,000              101,350
  Comcast Corp. New Class A                          20,000              655,800
                                                                     ___________
                                                                         875,950
                                                                     ___________
    TOTAL COMMON STOCKS               (COST $6,911,336)               $6,362,790
                                                                     ___________

SHORT TERM INVESTMENTS        29.3%
  Commerce Bank Certs of Dep 3.15% 11/04 **                              375,354
  Commerce Bank Certs of Dep 2.23% 09/08 **                              800,000
  Commerce Bank Certs of Dep 2.23% 12/08 **                            1,453,472
                                                                       _________
    TOTAL SHORT-TERM INVESTMENTS      (COST $2,628,826)               $2,628,826
                                                                     ___________
    TOTAL INVESTMENTS       100.0%    (COST $9,540,162)               $8,991,616
                                                                     ===========

    * Non-income producing during the year     ** Redeemable upon request

  The accompanying footnotes are an integral part of these financial statements

                            VALLEY FORGE FUND, INC.
               STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 2003

ASSETS  Investments in securities at value (cost $9,540,162)         $8,991,616
  Cash and cash equivalents                                             157,417
  Dividends and interest receivable                                      17,908
  Receivable for investments sold                                       156,568
                                                                     __________
           Total Assets                                               9,523,509
                                                                     __________

LIABILITIES                                                                   0
                                                                     __________
          Total Liabilities                                              11,600

NET ASSETS                                                           $9,523,509
                                                                     ==========

COMPOSITION OF NET ASSETS  Common stock                              $    1,071
  Paid in capital                                                    10,027,744
  Net unrealized depreciation of securities                          (  548,546)
  Accumulated undistributed net investment income                        42,240
                                                                     __________
NET ASSETS  (equivalent to $8.89 per share based on 1,070,876
            shares outstading) (Note 4)                              $9,523,509
                                                                     ==========

           STATEMENT OF OPERATIONS - YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME  Interest                                          $   86,774
  Dividends (net of foreign taxes of $1,930)                            123,018
                                                                     __________
    Total income                                                        209,792
                                                                     __________

EXPENSES  Investment advisory fee (Note 2)                               79,515
  Professional fees                                                       9,150
  Printing and mailing expenses                                           3,980
  Non-interested directors' fees and expenses                             2,105
  IRA and other bank charges                                              5,035
  Registration fees                                                       1,295
  Insurance expense                                                       1,468
  Taxes                                                                     600
  Other expenses                                                          1,690
                                                                     __________
    Total expenses                                                      104,838
                                                                     __________
NET INVESTMENT INCOME                                                   104,954
                                                                     __________
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  Net realized gain on investment securities                            197,164
  Net increase in unrealized appreciation on investment securities    1,657,118
                                                                     __________

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS              1,854,282
                                                                     __________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,959,236
                                                                     ==========

  The accompanying footnotes are an integral part of these financial statements

                             VALLEY FORGE FUND, INC.
    STATEMENT OF CHANGES IN NET ASSETS - YEARS ENDED DECEMBER 31, 2,003 & 2002

                                                           2003           2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Investment income - net                              $  104,954     $  172,098
 Net realized gain (los) from investment transactions    197,164     (  163,896)
 Unrealized appreciation (depreciation) of investments 1,657,118     (  644,071)
                                                      __________     __________
  Net inc.(decrease) in net assets from operations     1,959,236     (  635,869)

 Distributions to shareholders                        (  157,198)    (  172,157)
 Share transactions (Note 4)                             387,474        959,823
                                                      __________     __________
   Total increase in net assets                        2,189,512        151,797

NET ASSETS: Beginning of year                          7,333,997      7,182,200
                                                      __________     __________
  End of year                                         $9,523,509     $7,333,997
                                                      ==========     ==========


                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

  1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks.

 The following summarizes significant accounting policies employed by the Fund.

 Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments with maturities of 60 days or less are valued at amortize which approximates market value.

 Securities Transactions and Investment Income: Security transactions are re-corded on the dates the transactions are entered into (the trade dates). Re-alized gains and losses on security transactions are determined on the identi-fied cost basis. Dividend income is recorded on the ex-dividend date. Inter-est income is determined on the accrual basis. Discount on fixed income secur-ities is amortized.

 Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in re-classifications to paid in capital and may affect the per-share allocation be-tween net investment income and realized and unrealized gain/loss. Undistribu-ted net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

 Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is

                             VALLEY FORGE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS (Continued) - DECEMBER 31, 2003

 required in the financial statements.

 Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

   2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be respons-ible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for proiding investment advice at anannual rate of 1% based on the average daily assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $79,515 was paid for the year ended December 31, 2003.

The Manager provided transfer agency, portfolio pricing, administration, ac-counting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the year ended December 31, 2003. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President of the Fund.

  3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2003 were $963,563 and $1,721,184, respectively.

At December 31, 2003 net unrealized depreciation for Federal income tax purposes aggregated $548,546 of which $466,284 related to unrealized appreciation of se-curities and $1,014,830 related to unrealized depreciation of securities. The cost of investments at December 31, 2003 for Federal income tax purposes was $6,911,336, excluding short-term investments.

  5. CAPITAL SHARE TRANSACTIONS - As of December 31, 2003, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value and paid-in capital equaled $9,927,135. Transactions in capital stock were as follows for the years ended:

                                        December 31, 2003     December 31, 2002
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             96,699 $  749,201    171,651 $1,364,418
Shares issued in dividend reinvestment  16,707    148,539     21,335    152,760
Shares redeemed                        (64,623)  (510,266)   (71,247)  (557,355)
                                       _________________________________________
Net increase (decrease)                 48,783 $  387,474    121,739  $ 959,823
                                       =========================================

  5. FEDERAL INCOME TAXES - Income and long-term capital gsain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

  As of December 31,2003, the components of distributable earnings on a tax

                             VALLEY FORGE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS (Continued) - DECEMBER 31, 2003

  basis were as follows:

               Undistributed ordinary income         $   43,240
               Undistributed long-term capital gain  $     -
               Undistributed depreciation            $ (548,546)

The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:
                                           2003     2002

        Ordinary income                 $104,992   $172,157
        Long-term capital gain          $ 52,206   $   -



                     FINANCIAL HIGHLIGHTS PAST FIVE YEARS


                                              For the Year Ended December 31
                                          2003    2002    2001    2000    1999
PER SHARE DATA:
Net Asset Value, Beginning of Year       $ 7.18  $ 7.98  $ 7.00  $ 7.83  $ 8.32

Income from Investment Operations:
Net investment Income                      0.14    0.15    0.31    0.36    0.29
Net security realized & unrealized gains   1.72   (0.78)   0.99   (0.32)  (0.27)
                                        ________________________________________
Total from Investment Operations           1.86   (0.63)   1.30    0.04    0.02

Less Distributions                        <0.15>  (0.17)  (0.32)  (0.87)  (0.51)

Net Asset Value, End of Year               8.89  $ 7.18  $ 7.98  $ 7.00  $ 7.83

Total Return                              25.91%  (7.89)% 18.57%   0.48%   0.27%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   1.32%   1.24%   1.26%   1.40%   1.20%
Net investment income                      1.31%   2.30%   3.90%   4.30%   3.00%

SUPPLEMENTAL DATA:
Net assets, end of year in thousands     $ 9,523 $ 7,334 $ 7,182 $ 6,234 $ 7,286
Portfolio turnover rate                   16.27%  43.10%  75.45%  59.90%  71.10%

                         BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-548-1942. Each Director may be contacted ny writing to the director c/o Valley Forge Fund, Inc., P.O. Box 262, Valley Forge, PA 19481.


                        Interested Directors & Officers

 Name, Address      Position     Term  of Office       Principal       Other
   and Age         with  Fund     and Length of        Occupation  Directorships
                                  Time Served        Past 5 Years



Bernard B. Klawans  Director   Elected for One Year   President of      None
    Age 82          President  Served  Since Incep-   Valley Forge
                     of Fund    tion Mar. 15, 1971        Fund


William A. Texter   Director   Elected for One Year   Retired Mgr.       None
    Age 57          Secretary      Served Since       PECO  Energy
                     of Fund       Jan 30, 2001


Sandra K. Texter    Treasurer  Elected for One Year   System Analyst     None
    Age 53                        Served  Since           with
                                  Jan. 30,2001        Lockeed Martin



                             Independent Directors

Victor J. Belanger  Director   Elected for One Year   Retired Chief      None
    Age 63                        Served  Since       Financial Off
                                  Aug. 18, 1980       Linearizer Tech

Dr. James P. King   Director   Elected for One Year       President      None
    Age 71                     Served  Since Incep-       Desilube
                                tion  Mar. 15 1971        Tech Inc.

Donald A. Peterson  Director   Elected for One Year   Program  Manager   None
    Age 63                        Served  Since       DRS Technologies
                                  Aug. 15, 1094


"Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because of his ownership of the Fund's Investment Adviser and William & Sandra Texter who are husband and wife because all officers of the Fund are considered to be so.

                                  FORM N-1A
                          PART C - OTHER INFORMATION



                 Contents                                           Page #

      1.  Financial Statements & Exhibits ............................. 1

      2.  Control Persons ............................................. 1

      3.  Number of Shareholders ...................................... 1

      4.  Indemnification ............................................. 1

      5.  Activities of Investment Advisor ............................ 1

      6.  Principal Underwriters ...................................... 1

      7.  Location of Accounts & Records .............................. 1

      8.  Management Services ......................................... 1

      9.  Distribution Expenses ....................................... 1

     10. Undertakings ................................................. 1

     11. Auditor's Consent ............................................ 2

     12. Signatures ................................................... 3



     Exhibits

         Reimbursement Agreements - Officers/Directors ............... 10 ii

         Code of Ethics - Purchase & Sale of Funds Securities  ....... 10 i
























                                     - i -



1. a. Financial Statements - Performance comparisons with the S & P 500, the ef-fect of federal taxes on the net profit and financial information on a per share basis is presented in Part A for 2003. All other financial statements are presented in Part B including:
    SCHEDULE OF INVESTMENTS  - DECEMBER 31, 2003
    STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2003
    STATEMENT OF OPERATIONS - YEAR ENDED DECEMBER 31, 2003
    STATEMENT OF CHANGES IN NET ASSETS - YEARS ENDED DECEMBER 31, 2003 & 2002 NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003
    FINANCIAL HIGHLIGHTS PAST FIVE YEARS
   b. Exhibits
       (3.i)    Articles of Incorporation
       (3.ii)   By-Laws
       (10.i)   Investment Advisory Contract
       (10.ii)  Reimbursement Agreements with Officers and/or Directors
       (99.1)   Opinion of Counsel Concerning Fund Securities
   All exhibits are incorporated by reference to post-effective amendment no. 25 of the Securities Act of 1933 except exhibit (10.ii) which is attached. In addition the Fund's Code of Ethics pertainent to Rule 17j-1 is also presented as an exhibit to better inform the investing community of our ethics policies regarding Fund securities.

2. Control Persons - Not applicable

3. Number of Shareholders - There were 778 shareholders of the Valley Forge Fund as of December 31, 2003.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers & controlling persons of the registrant, the registrant has been advised that, in the opin-ion of the Securities & Exchange Commission, such indemnification is against public policy as expressed in the Act & is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or con-trolling person in connection with the securities being registered, the re-gistrant will, unless its counsel contends that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as ex-pressed in the Act & will be governed by the final adjudication of such issue.

5. Investment Advisor Activity - The Valley Forge Management Corp. currently performs on its Investment Advisory Contract with the Valley Forge Fund Inc. Mr Bernard Klawans, owner of the Investment Adviser, is also president of the Bookkeeper Corp., Wayne PA that owns apartments in Crum Lynne PA. In ad-dition, he is part owner of Valley Forge Software Corp. that leases junior and senior public schools student scheduling software.

6. Principal Underwriter - The Investment Adviser acts as the Fund underwriter, upon request, on a pro-bono basis.

7. Location of Accounts & Records - All fund records are held at corporate head-quarters - 1375 Anthony Wayne Drive, Wayne Pa. 19087 - with the exception of security certificates that are in a safe deposit box at the Commerce Bank, Valley Forge, PA.

8. Not applicable.

9. Distribution Expenses - The fund currently bears no distribution expenses.

10. Not applicable.
                                     - 1 -



                              Sanville & Company
                          Certified Public Accountants
                              1514 Old York Road
                              Abington PA. 19001
                                 215-884-8686



               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the use of our report, dated February 2, 2004, on the annual fi-nancial statements and financial highlights of the Valley Forge Fund, Inc. which is included in Part A and B in Post Effective Amendment No. 40 to the Registra-tion Statement under the Securities Act of 1933 and Post Effective Amendment No. 28 under the Investment Company Act of 1940 and included in the Prospectus and Statement of Additional Information, as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional In-formation.




Abington Pennsylvania                                 \s\ Sanville & Company
February 2, 2004                                   Certified Public Accountants






































                                     - 2 -



     SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the VALLEY FORGE FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 28nd day of February, 2004.


                                                  VALLEY FORGE FUND, INC.


                                              /s/ Bernard B. Klawans,
                                                  President




Signatures                           Title                            Date


/s/ Bernard B. Klawans     President, CEO and Director              02/20/04

/s/ Sandra K. Texter       Treasurer                                02/20/04

/s/ William A. Texter      Secretary and Director                   02/20/04

/s/ Victor J. Belanger     Director                                 02/20/04

/s/ Dr. James P. King      Director                                 02/20/04

/s/ Donald A. Peterson     Director                                 02/20/04